STATEMENT OF CHANGE IN NET ASSET AVAILABLE FOR BENEFIT - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Investment income from the Master Trust	$ 589,014,425
Interest income from notes receivable from participants	1,699,761
Participant contributions	105,456,626
Participant rollover contributions	17,191,590
Employer contributions	40,655,165
Total additions	754,017,567
Distributions to Participants	(372,582,325)
Administrative Expenses	(1,441,473)
Total deductions	(374,023,798)
Net increase in net assets available for benefits	$ 379,993,769